Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Convertible debentures, discounts	$ 192,961	$ 241,634	$ 287,802
Short term debt, discounts	284,216	60	0
Long term debt, discounts	$ 538,972	$ 885,271	$ 0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,200,000,000	600,000,000	600,000,000
Common stock, shares issued	568,209,581	524,394,239	351,827,400
Common stock, shares outstanding	568,209,581	524,394,239	351,827,400
Common stock, subscription payable	8,258,117	1,000,000	0
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	2,000,000	2,000,000	2,000,000
Preferred stock, shares outstanding	2,000,000	2,000,000	2,000,000
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	12,000,000	12,000,000	12,000,000
Preferred stock, shares issued	12,000,000	12,000,000	5,750,000
Preferred stock, shares outstanding	12,000,000	12,000,000	5,750,000